As filed with the Securities and Exchange Commission on March 21, 2016

Securities Act File No. 033-75138

Investment Company Act File No. 811-08348

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	41	[ X ]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	42	[ X ]

LORD ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

440 South LaSalle Street

Chicago, Illinois 60605-1028

(Address of Principal Executive Office) (Zip Code)

(312) 663-8300

(Registrant’s Telephone Number, Including Area Code)

Thomas S. White, Jr.	With copy to:
Thomas White International, Ltd.	Patrick W. D. Turley
440 South LaSalle Street	Dechert LLP
Chicago, Illinois 60605-1028	1900 K Street, N.W.
(Name and Address of Agent for Service)	Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 41 to the Lord Asset Management Trust (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 40 on Form N-1A filed February 26, 2016. This PEA No. 41 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 40 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on March 21, 2016.

LORD ASSET MANAGEMENT TRUST

By: Stathy M. White*
Stathy M. White
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Title	Date

Thomas S. White, Jr.*	Chairman of the Board and Trustee	March 21, 2016
Thomas S. White, Jr.

Stathy M. White*	President (Principal Executive Officer)	March 21, 2016
Stathy M. White

David M. Sullivan II* David M. Sullivan II	Vice President and Treasurer (Principal Financial and Accounting Officer)	March 21, 2016

Arthur Fiocco, Jr.*	Trustee	March 21, 2016
Arthur Fiocco, Jr.

Elizabeth Montgomery*	Trustee	March 21, 2016
Elizabeth Montgomery

Robert W. Thomas*	Trustee	March 21, 2016
Robert W. Thomas

John N. Venson*	Trustee	March 21, 2016
John N. Venson

William Woolverton* William Woolverton	Trustee	March 21, 2016

* By: /s/ Patrick W.D. Turley
Patrick W.D. Turley
As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.

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INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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